SEGMENT INFORMATION (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Total [Member]
Total Revenue	$ 2,787,999	$ 2,004,853	$ 8,599,262	$ 5,701,372
Revenues:
Revenue, Percentage	100.00%	100.00%	100.00%	100.00%
Total change in percent of revenue	39.00%		51.00%
Revenue Segment [Member]
Revenues:
Subscription Software And Services, Percentage Change			56.00%
Professional Services And Other, Percentage Changes	(16.00%)		1.00%
Subscription Software And Services	$ 2,646,703	$ 1,837,030	$ 8,062,616	$ 5,170,844
Subscription Software And Services, Percentage	95.00%	92.00%	94.00%	91.00%
Professional Services And Other	$ 141,296	$ 167,823	$ 536,646	$ 530,528
Professional Services And Other, Percentage	5.00%	8.00%	6.00%	9.00%